Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after June 30, 2025 through the date the unaudited condensed consolidated financial statements were available for issuance and identified the following subsequent events occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.

On August 22, 2025, the Company entered into a share purchase agreement (the “Purchase Agreement”) with certain investors (the “Purchasers”), pursuant to which the Company agreed to issue and sell, and the Purchasers agreed to subscribe and purchase, 80,826,225 of its ordinary shares, par value US$0.04 each (the “Ordinary Shares”), and accompanying warrants (the “Stapled Warrants”) at a combined purchase price of U$2.227 per Ordinary Share and accompanying Stapled Warrant in a registered direct offering. Each Stapled Warrant has an initial exercise price per share of U$3.3405, subject to certain adjustments. The Stapled Warrants will be exercisable immediately and will expire on August 27, 2030. A holder (together with its affiliates and other attribution parties) may not exercise any portion of a Stapled Warrant to the extent that immediately prior to or after giving effect to such exercise the holder would own more than 4.99% or 9.99%, at the holder’s election, of the Company’s outstanding Ordinary Shares immediately after exercise. The gross proceeds to AirNet from the offering are approximately US$180.0 million, before deducting offering expenses payable by the Company. The offering was closed on August 27, 2025.

On September 3, 2025, the extraordinary general meeting of shareholders approved an amendment to share capital structure of the Company. The total authorized share capital remains unchanged at US$40,000,000, which has been reclassified from (i) 900,000,000 ordinary shares and 100,000,000 preferred shares (each with a par value of US$0.04) to (ii) 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares (each with a par value of US$0.04). The amendment involves the redesignation of all issued and authorized but unissued ordinary shares as Class A ordinary shares, and the redesignation of all 100,000,000 authorized but unissued preferred shares as Class B ordinary shares. The respective rights and restrictions attaching to the Class A and Class B ordinary shares are governed by the Company’s Amended and Restated Memorandum and Articles of Association.

On September 3, 2025, the extraordinary general meeting of shareholders approved that the Company’s name be changed from “AirNet Technology Inc.” to “Yueda Digital Holding”.

On September 3, 2025, the extraordinary general meeting of shareholders approved the 2025 Equity Incentive Plan of the Company, under which the Company is authorized to deliver an aggregate of 4,679,322 restricted shares to eligible directors, officers, managers, employees, consultants and advisors (and prospective directors, officers, managers, employees, consultants and advisors) of the Company from time to time.